UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Global Sector Fund

The fund's portfolios
7/31/17 (Unaudited)

	Shares	Value
Global Sector Funds (99.3%)(a)

Putnam Global Consumer Fund Class Y(AFF)	267,533	$5,802,789

Putnam Global Financials Fund Class Y(AFF)	431,383	5,603,666

Putnam Global Health Care Fund Class Y(AFF)	52,511	3,217,891

Putnam Global Industrials Fund Class Y(AFF)	146,443	3,005,006

Putnam Global Natural Resources Fund Class Y(AFF)	188,311	2,950,827

Putnam Global Technology Fund Class Y(AFF)	122,894	4,173,466

Putnam Global Telecommunications Fund Class Y(AFF)	48,955	786,213

Putnam Global Utilities Fund Class Y(AFF)	62,240	829,033

Total global sector funds (cost $24,966,485)		$26,368,891

Fixed Income Funds (0.5%)(a)

Putnam Government Money Market Fund Class G(AFF)	132,075	$132,075

Total fixed income funds (cost $132,075)		$132,075

Total investments (cost $25,098,560)(b)		$26,500,966

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent "Accounting Standards Codification 820 Fair Value Measurements and Disclosures".
(a)	Percentages indicated are based on net assets of $26,563,614.
(AFF)	Affiliated company. Transactions during the period with a company which is under common ownership or control, or companies in which the fund owned at least 5% of the voting securities, were as follows:

Name of affiliates	Fair value as of 10/31/16	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding 7/31/17	Fair value as of 7/31/17
Putnam Global Consumer Fund Class Y	$1,628,919	$5,122,591	$1,362,842	$20,856	$35,455	$162,750	$251,371	267,533	$5,802,789
Putnam Global Financials Fund Class Y	1,425,125	4,371,534	687,759	30,099	—	13,501	481,265	431,383	5,603,666
Putnam Global Health Care Fund Class Y	872,958	2,806,876	583,192	6,489	79,493	(118,717)	239,966	52,511	3,217,891
Putnam Global Industrials Fund Class Y	783,980	2,517,132	412,714	19,954	7,946	51,488	65,120	146,443	3,005,006
Putnam Global Natural Resources Fund Class Y	840,563	2,421,922	417,763	—	—	(101,725)	207,830	188,311	2,950,827
Putnam Global Technology Fund Class Y	1,082,452	3,410,696	829,543	9,119	1,926	243,650	266,210	122,894	4,173,466
Putnam Global Telecommunications Fund Class Y	247,569	677,813	181,492	10,526	—	3,932	38,392	48,955	786,213
Putnam Global Utilities Fund Class Y	244,454	732,033	188,527	7,067	—	7,783	33,291	62,240	829,033
Putnam Government Money Market Fund Class G	33,292	207,190	108,407	111	—	—	—	132,075	132,075
Totals	$7,159,312	$22,267,787	$4,772,239	$104,221	$124,820	$262,662	$1,583,445		$26,500,966

(b)
	The aggregate identified cost on a tax basis is $25,751,569, resulting in gross unrealized appreciation and depreciation of $779,258 and $29,861, respectively, or net unrealized appreciation of $749,397.

	Security valuation: The price of the fund's shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures(ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund's financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
	Level 1 : Valuations based on quoted prices for identical securities in active markets.
	Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
	Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs

	Investments in securities:	Level 1	Level 2	Level 3
	Global sector funds	$26,368,891	$—	$—
	Fixed income funds	132,075	—	—

	Totals by level	$26,500,966	$—	$—
	During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017